UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | BTO

Bank and Thrift Opportunity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 95.24%		$303,815,361

(Cost $315,445,878)

Financials 95.24%		303,815,361

Commercial Banks 78.46%
1st United Bancorp, Inc. (I)	346,472	1,995,679
Ameris Bancorp (I)	243,266	2,607,812
Anchor Bancorp, Inc. (I)	88,416	729,432
Avenue Bank (I)(R)	300,000	1,329,828
Bank of Marin Bancorp	12,596	488,095
Bar Harbor Bankshares	34,552	1,036,560
BB&T Corp.	322,283	8,762,875
Bond Street Holdings LLC, Class A (I)(S)	291,804	5,252,472
Bridge Capital Holdings (I)	150,564	1,629,102
Bryn Mawr Bank Corp.	80,000	1,608,800
BSB Bancorp, Inc. (I)	39,555	428,776
California United Bank (I)	83,002	821,720
Camden National Corp.	36,776	1,265,094
Centerstate Banks, Inc.	395,460	2,787,993
Citizens Republic Bancorp, Inc. (I)	484,565	6,226,660
City Holding Company	39,363	1,398,961
Comerica, Inc.	287,393	7,952,164
Cullen/Frost Bankers, Inc.	251,048	13,975,842
DNB Financial Corp.	78,515	907,633
Eastern Virginia Bankshares, Inc. (I)	69,998	182,695
ECB Bancorp, Inc.	27,208	276,161
Evans Bancorp, Inc.	44,876	574,413
Fifth Third Bancorp	452,067	5,881,392
First Bancorp, Inc.	146,499	2,342,519
First California Financial Group, Inc. (I)	198,849	874,936
First Commonwealth Financial Corp.	86,937	481,631
First Horizon National Corp.	180,033	1,571,688
First Merchants Corp.	118,683	1,169,028
First Midwest Bancorp, Inc.	137,459	1,495,554
First Southern Bancorp, Inc., Class B (I)	78,390	705,510
FirstMerit Corp.	116,586	1,829,234
FNB Corp.	767,513	8,995,252
Glacier Bancorp, Inc.	223,556	3,123,077
Hancock Holding Company	232,176	7,708,243
Heritage Commerce Corp. (I)	387,733	1,923,156
Heritage Financial Corp.	134,466	1,886,558
Heritage Oaks Bancorp (I)	650,719	2,570,340
Horizon Bancorp	22,537	405,666
Huntington Bancshares, Inc.	610,005	3,483,129
Independent Bank Corp. - MA	195,961	5,435,958
Intermountain Community Bancorp (I)	1,020,000	1,162,800
KeyCorp	216,866	1,685,049
M&T Bank Corp.	102,651	8,185,391
MainSource Financial Group, Inc.	9,968	93,600
MB Financial, Inc.	296,947	5,389,588
NewBridge Bancorp. (I)	148,543	586,745
Northrim BanCorp, Inc.	77,232	1,551,591
Pacific Continental Corp.	183,645	1,627,095
Park National Corp.	39,113	2,707,793
Park Sterling Corp. (I)	329,909	1,445,001
Peoples Bancorp, Inc.	64,573	1,011,213
PNC Financial Services Group, Inc.	232,272	13,685,466

1

Bank and Thrift Opportunity Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Prosperity Bancshares, Inc.	127,654	$5,298,918
Sandy Spring Bancorp, Inc.	54,695	998,731
Sierra Bancorp	140,000	1,278,200
Southcoast Financial Corp. (I)	70,854	102,738
Southwest Bancorp, Inc. (I)	156,326	1,305,322
State Bank Financial Corp. (I)	103,998	1,662,928
Sun Bancorp, Inc. (I)	283,677	828,337
SunTrust Banks, Inc.	437,631	9,002,070
SVB Financial Group (I)	212,782	12,349,867
Synovus Financial Corp.	2,079,408	3,618,170
Talmer Bancorp, Inc. (I)(S)	462,595	3,484,657
TCF Financial Corp.	429,138	4,308,546
TriCo Bancshares	202,536	3,025,888
Trustmark Corp.	123,537	2,911,767
U.S. Bancorp	359,665	10,149,746
Union First Market Bankshares Corp.	161,746	2,222,390
United Bancorp, Inc. (I)	317,968	1,033,396
Univest Corp. of Pennsylvania	19,000	281,580
Washington Banking Company	67,556	894,441
Washington Trust Bancorp, Inc.	123,905	3,059,214
Wells Fargo & Company	478,758	13,984,521
WesBanco, Inc.	99,295	1,981,928
Westamerica Bancorp.	30,499	1,416,679
Wilshire Bancorp, Inc. (I)	618,257	2,163,900
Zions Bancorporation	574,359	9,672,206

Diversified Financial Services 6.45%
Bank of America Corp.	1,278,555	9,116,097
JPMorgan Chase & Company	307,556	11,471,839

Thrifts & Mortgage Finance 10.33%
Berkshire Hill Bancorp, Inc.	358,903	8,118,386
Cheviot Financial Corp.	111,922	913,284
Citizens South Banking Corp.	343,181	1,338,406
First Defiance Financial Corp.	125,381	1,940,898
First Financial Holdings, Inc.	208,427	2,023,826
Flushing Financial Corp.	187,981	2,464,431
Heritage Financial Group, Inc.	95,762	1,100,305
Hingham Institution for Savings	80,000	4,120,000
Home Federal Bancorp, Inc.	125,986	1,298,916
Kaiser Federal Financial Group, Inc.	109,586	1,449,823
New York Community Bancorp, Inc.	365,166	4,633,957
Southern Missouri Bancorp, Inc.	29,822	665,031
WSFS Financial Corp.	73,787	2,871,052

	Shares	Value

Preferred Securities 2.23%		$7,101,485

(Cost $6,186,438)

Financials 2.23%		7,101,485

Commercial Banks 0.85%
First Republic Bank of San Francisco, 6.700%	20,000	501,000
First Southern Bancorp, Inc. (I)	134	457,268
Monarch Financial Holdings, Inc., Series B, 7.800%	38,925	1,022,560

2

Bank and Thrift Opportunity Fund
As of 1-31-12 (Unaudited)

			Shares	Value

Financials (continued)

Zions Bancorporation, Series C, 9.500%			27,646	$724,878

Diversified Financial Services 1.38%
Bank of America Corp., Series MER, 8.625%			123,599	3,107,279
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR +
5.870%)			50,000	1,288,500

		Maturity	Par value
Rate (%)		date		Value

Corporate Bonds 0.80%				$2,548,901

(Cost $2,358,014)

Financials 0.80%				2,548,901

Commercial Banks 0.80%
Regions Financial Corp.	7.375	12/10/37	$1,869,000	1,656,401
Synovus Financial Corp.	5.125	06/15/17	1,000,000	892,500

Capital Preferred Securities 0.08%				$244,800

(Cost $262,949)

Financials 0.08%				244,800

Commercial Banks 0.08%
Banponce Trust I, Series A	8.327	02/01/27	360,000	244,800

			Shares	Value

Warrants 0.86%				$2,732,108

(Cost $3,657,203)

Financials 0.86%				2,732,108

Commercial Banks 0.71%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			57,849	721,152
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	548,508
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			118,860	801,493
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,775	144,268
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)(J)			33,222	44,181

Diversified Financial Services 0.11%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	360,588

Thrifts & Mortgage Finance 0.04%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			27,297	111,918

		Maturity	Par value
	Yield	date		Value

Certificates of Deposit 0.02%				$62,676

(Cost $62,676)

Country Bank for Savings	1.640	08/28/12	$1,879	1,879
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	0.992	04/01/13	4,809	4,818
Framingham Cooperative Bank	1.147	09/08/13	3,862	3,862
Home Bank	0.867	12/04/13	18,442	18,442

3

Bank and Thrift Opportunity Fund
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Yield	date		Value

Midstate Federal Savings and Loan	1.189	05/27/12	$1,935	$1,935
Milford Bank	0.995	06/04/13	1,853	1,853
Milford Federal Savings and Loan Association	0.349	04/20/12	2,005	2,005
Mount Mckinley Savings Bank	0.400	12/03/12	1,689	1,689
Newburyport Bank	1.250	10/22/12	2,010	2,010
Newton Savings Bank	0.999	05/30/13	1,891	1,892
OBA Federal Savings and Loan	0.750	06/15/13	1,307	1,307
Plymouth Savings Bank	0.600	04/21/13	1,908	1,908

			Par value	Value

Short-Term Investments 0.38%				$1,224,000

(Cost $1,224,000)

Repurchase Agreement 0.38%				1,224,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $1,224,000 on 2-1-12, collateralized by $1,255,000 Federal Home Loan Mortgage Corp., 1.000% due 3-
8-17 (valued at $1,251,863, including interest)			1,224,000	1,224,000

Total investments (Cost $329,197,158)† 99.61%				$317,729,331

Other assets and liabilities, net 0.39%				$1,250,088

Total net assets 100.00%				$318,979,419

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	Acquisition		share	share	of Fund's	Value as of
Issuer, description	date	Acquisition cost	amount	amount	net assets	1-31-12

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.42%	$1,329,828

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $329,212,703. Net unrealized depreciation aggregated $11,483,372, of which $29,033,710 related to appreciated investment securities and $40,517,082 related to depreciated investment securities.

4

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/12	Price	Inputs	Inputs

Common Stocks
Commercial Banks	$250,289,110	$239,059,353	$6,415,272	$4,814,485
Diversified Financial Services	20,587,936	20,587,936	—	—
Thrifts & Mortgage Finance	32,938,315	32,938,315	—	—
Preferred Securities
Commercial Banks	2,705,706	2,248,438	—	457,268
Diversified Financial Services	4,395,779	4,395,779	—	—
Corporate Bonds
Commercial Banks	2,548,901	—	2,548,901	—
Capital Preferred Securities
Commercial Banks	244,800	—	244,800	—
Warrants	2,732,108	1,209,463	1,522,645	—
Certificates of Deposit	62,676	—	62,676	—
Short-Term Investments	1,224,000	—	1,224,000	—
Total Investments in Securities	$317,729,331	$300,439,284	$12,018,294	$5,271,753

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Preferred
	Common Stocks	Securities	Total

Balance as of 10-31-11	$4,284,675	$497,681	$4,782,356
Realized gain (loss)	-	-	-
Changed in unrealized appreciation
(depreciation)	529,810	(40,413)	489,397
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 1-31-12	$4,814,485	$457,268	$5,271,753
Change in unrealized at period end*	$529,810	($40,413)	$489,397

*Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012